WARRANTS (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Class of Warrant or Right [Line Items]
Class of warrant or right redemption price of warrants or rights		$ 0.01
Warrants exercisable term after the completion of a business combination		30 days
Public warrants expiration term		5 years
Threshold period for filling registration statement after business combination		15 days
Share Price		$ 9.20
Closing price of share for threshold trading days		20 days
Closing price of share for threshold consecutive trading days		30 days
Threshold business days before sending notice of redemption to warrant holders		3 days
Adjustment of exercise price of warrants based on market value (as a percent)		115.00%
Adjustment of redemption price of stock based on market value and newly issued price 2 (as a percent)		180.00%
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days determining volume weighted average price		20 days
Change in fair value of warrant liabilities	$ (7,053,334)	$ 9,933,330	$ (9,280,003)
Minimum
Class of Warrant or Right [Line Items]
Percentage of gross proceeds on total equity proceeds		60.00%
Maximum
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants		30 days
Initial Public Offering
Class of Warrant or Right [Line Items]
Warrants and rights outstanding exercisable term from closing of public offering		12 months
Share Price		$ 18.00
Public warrants
Class of Warrant or Right [Line Items]
Public warrants expiration term	5 years		5 years
Warrants outstanding	16,666,667	16,666,667	16,666,667
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding		8,000,000